RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTIES
Schedule of benefits to directors

	Year ended December 31,
	2022	2021	2020

Compensation to directors not employed by the Company or on its behalf	$60	$—	$—
Number of directors that received the above compensation by the Company	2	—	—

Schedule of compensation of key management personnel

	Year ended December 31,
	2022	2021	2020
Short-term employee benefits	$1,872	$1,736	$1,211
Share-based payments	758	275	218
Post-employment benefits	22	29	20
	$2,652	$2,040	$1,449
Number of key officers	7	7	6